Related Party Transactions - Additional Information (Detail) - Academy of Pop [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	40.00%
Amounts payable, related party transactions	£ 5	£ 7